TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Finance Lease Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	$ 353	$ 602
Unearned income	12	22
Minimum Finance Lease Payments Receivable At Present Value	170	293
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	180	292
Unearned income	6	11
Minimum Finance Lease Payments Receivable At Present Value	86	142
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	173	310
Unearned income	6	11
Minimum Finance Lease Payments Receivable At Present Value	$ 84	$ 151